Note 36- Gains (losses) on financial assets and liabilities (net) and Exchange Differences	6 Months Ended
Jun. 30, 2019
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Disclosure of gains or losses on financial assets and liabilities and exchange differences

36. Gains (losses) on financial assets and liabilities, net and exchange differences

The breakdown of the balance under this heading, by source of the related items, in the accompanying consolidated income statement is as follows:

Gains (losses) on financial assets and liabilities and exchange differences: Breakdown by heading of the consolidated income statements (Millions of Euros)
	June 2019	June 2018
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	67	130
Financial assets at amortized cost	15	21
Other financial assets and liabilities	53	109
Gains or losses on financial assets and liabilities held for trading, net	173	329
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	98	3
Gains or losses on financial assets and liabilities designated at fair value through profit or loss, net	(3)	107
Gains or losses from hedge accounting, net	73	51
Subtotal gains or (losses) on financial assets and liabilities	408	621
Exchange differences	134	74
Total	542	696

The breakdown of the balance (excluding exchange rate differences) under this heading in the accompanying income statements by the nature of financial instruments is as follows:

Gains (losses) on financial assets and liabilities: Breakdown by nature of the financial instrument (Millions of Euros)
	June 2019	June 2018
Debt instruments	451	221
Equity instruments	764	31
Loans and advances to customers	92	(85)
Trading derivatives and hedge accounting	(653)	192
Customer deposits	32	219
Other	(277)	42
Total	408	621